Operating Leases	6 Months Ended
Jun. 30, 2026
Operating Leases
Operating Leases

4)Operating Leases

Revenues

The Partnership’s primary source of revenues is chartering its shuttle tankers to its customers. The Partnership primarily uses two types of contracts, time charter contracts and bareboat charter contracts. The Partnership’s time charter contracts include both a lease component, consisting of the bareboat element of the contract, and non-lease component, consisting of operation of the Vessel for the customers, which includes providing the crewing and other services related to the Vessel’s operations, the cost of which is included in the daily hire rate, except when off hire.

The following table presents the Partnership’s revenues by time charter and bareboat charters and other revenues for the three and six months ended June 30, 2026 and 2025:

	Three Months Ended June 30,		Six Months Ended June 30,
(U.S. Dollars in thousands)	2026	2025	2026	2025
Time charter revenues (service element included)	$88,784	$85,920	$174,743	$168,911
Bareboat revenues	3,301	—	6,566	—
Total time charter and bareboat revenues	92,085	85,920	181,309	168,911
Other revenues (voyage revenues, loss of hire insurance recoveries and other income)	4,691	1,140	7,474	2,178
Total revenues	$96,776	$87,060	$188,783	$171,089

As of June 30, 2026, the minimum contractual future revenues to be received from time charters and bareboat charters during the next five years and thereafter are as follows (including service element of the time charter, but excluding unexercised customer option periods and excluding any contracted revenues signed after June 30, 2026):

(U.S. Dollars in thousands)
2026 (excluding the six months ended June 30, 2026)	$176,444
2027	296,981
2028	193,837
2029	116,587
2030	59,856
2031 and thereafter	37,485
Total	$881,190

The minimum contractual future revenues should not be construed to reflect total charter hire revenues for any of the years. Minimum contractual future revenues are calculated based on certain assumptions such as operating days per year. In addition, minimum contractual future revenues presented in the table above have not been reduced by estimated off hire time for periodic maintenance. The amounts may vary given unscheduled future events such as vessel maintenance.

The Partnership’s fleet as of June 30, 2026 consisted of:

1.	the Windsor Knutsen, a conventional oil tanker built in 2007 and retrofitted to a shuttle tanker in 2011 that is currently operating under a time charter contract with Sea River Maritime LLC, a subsidiary of ExxonMobil (“ExxonMobil”) which commenced on June 4, 2025 for a fixed period of two years;
2.	the Bodil Knutsen, a shuttle tanker built in 2011 that is currently operating under a time charter contract with Equinor ASA (“Equinor”) that expires in March 2029, with options for the charterer to extend the charter by two further one-year periods;
3.	the Fortaleza Knutsen, a shuttle tanker built in 2011 that is currently operating under a time charter contract with KNOT that expires in August 2027, with options for the charterer to extend the charter by two further one-year periods;
4.	the Recife Knutsen, a shuttle tanker built in 2011 that is currently undergoing drydocking. Thereafter, the Recife Knutsen is chartered to Transpetro for a fixed period of two years, commencing in October 2026;
5.	the Carmen Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter with PetroChina that expires in February 2030, with an option for the charterer to extend the charter by one additional year;
6.	the Hilda Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter contract with a subsidiary of Royal Dutch Shell (“Shell”), that expires in March 2027. Thereafter, the Hilda Knutsen is chartered to Eni Trade and Biofuels S.p.A. ("Eni") commencing in June 2027, for a fixed period of three years, with options for the charterer to extend the charter by three further one-year periods;
7.	the Torill Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter with Eni which expires in December 2027 with options for the charterer to extend the charter by three one-year periods;
8.	the Ingrid Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter with Eni which expires in October 2029, with options for the charterer to extend the charter by three one-year periods;
9.	the Raquel Knutsen, a shuttle tanker built in 2015 that is currently operating under a time charter contract that expires in June 2028 with Repsol Sinopec Brasil, B.V. a subsidiary of Repsol Trading S.A. (“Repsol”), with an option for the charterer to extend the charter until June 2030;
10.	the Tordis Knutsen, a shuttle tanker built in 2016 that is currently operating under a time charter with Shell that expires in September 2028, with options to extend the charter by three one-year periods;
11.	the Vigdis Knutsen, a shuttle tanker built in 2017 that is currently operating under a bareboat charter with Shell that expires in November 2030, with an option for the charterer to extend the charter by two years;
12.	the Lena Knutsen, a shuttle tanker built in 2017 that is currently operating under a time charter with Shell that expires in September 2028, with options to extend the charter until by three one-year periods;
13.	the Anna Knutsen, a shuttle tanker built in 2017 that is currently operating under a time charter contract with Chartering and Shipping Service S.A., a wholly owned subsidiary of TotalEnergies (“TotalEnergies”) that expires in May 2027. Thereafter, the vessel is due to commence a time charter for one year to an oil major commencing June 2027, with options for the charterer to extend the charter by three one-year periods;
14.	the Brasil Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter contract with Equinor that expires in November 2027, with options for the charterer to extend the charter by two one-year periods;
15.	the Tove Knutsen, a shuttle tanker built in 2020 that is currently operating under a time charter contract with Equinor that expires in November 2027, with multiple options for the charterer to extend the charter until November 2040;
16.	the Synnøve Knutsen, a shuttle tanker built in 2020 that is currently operating under a time charter contract with Equinor that expires in February 2029, with multiple options for the charterer to extend the charter until February 2042;
17.	the Tuva Knutsen, a shuttle tanker built in 2021 that is currently operating under a time charter contract with TotalEnergies that expires in February 2029, with the charterer having multiple options to extend the charter until February 2036. KNOT has provided a guarantee of the hire rate until September 2031;
18.	the Live Knutsen, a shuttle tanker built in 2021 that is currently operating under a time charter contract with Galp Sinopec that expires in December 2029, with the charterer having options to extend the charter until December 2032. KNOT has provided a guarantee of the hire rate until November 2029; and
19.	the Daqing Knutsen, a shuttle tanker built in 2022 that is currently operating under a time charter contract with PetroChina that expires in July 2027, with an option for the charterer to extend the charter until July 2032. KNOT has provided a guarantee of the hire rate until July 2032.

Furthermore, on September 1, 2026, the Partnership acquired from KNOT all of the outstanding shares in the owner of the Hedda Knutsen, a shuttle tanker built in 2024 that is currently operating under a time charter contract with Petrobras that expires in November 2034, with options for the charterer to extend the charter until November 2039. See Note 22–Subsequent Events.

Lease obligations

The Partnership does not have any material leased assets but has some leased equipment on operational leases on the various ships operating on time charter contracts. As of June 30, 2026, the right-of-use asset and lease liability for operating leases was $0.7 million and are presented as separate line items on the balance sheets. The operating lease cost and corresponding cash flow effect for the three and six months ended June 30, 2026, was $0.1 million and $0.2 million, respectively. As of June 30, 2026, the weighted average discount rate for the operating leases was 6.35% and was determined using the expected incremental borrowing rate for a loan facility of similar term. As of June 30, 2026, the weighted average remaining lease term is 1.6 years.

A maturity analysis of the Partnership’s lease liabilities from leased-in equipment as of June 30, 2026 is as follows:

(U.S. Dollars in thousands)
2026 (excluding the six months ended June 30, 2026)	$224
2027	449
2028	37
Total	710
Less imputed interest	35
Carrying value of operating lease liabilities	$675